Equity (Details) - Schedule of Merger - Common Stock [Member] - shares		Dec. 31, 2024	Dec. 31, 2023
Schedule of Merger [Line Items]
Lakeshore’s shares outstanding prior to reverse recapitalization		2,241,500	2,241,500
Shares issued to private rights		35,150	35,150
Conversion of the Lakeshore’s public shares and rights		790,097
Shares issued to service providers		801,539	801,539
Bonus shares issued to in connection with Lakeshore loans	[1]	66,000
Bonus shares issued to in connection with NMI loans	[1]	100,000
Conversion of NMI’s shares into the Company’s ordinary shares		22,272,478
Total shares outstanding		26,306,764

[1]	In connection with the Merger, the Company, Lakeshore and NMI further entered into a Letter Agreement on November 15, 2023, a total of 125,000 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger: (i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi (Jonathan) Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 16,000 and 25,000 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore.